Derivative Financial Instruments (Natural Gas Basis Swap Contracts) (Detail) - Basis Swap Derivative Contracts [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2017 MMBTU $ / MMBTU	Dec. 31, 2016 MMBTU $ / MMBTU
2017 [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	2,915,000	12,470,000
First remaining period of term of derivative contract	Oct. 01, 2017	Jan. 01, 2017
Last remaining period of term of derivative contract	Dec. 31, 2017	Dec. 31, 2017
Weighted average spread | $ / MMBTU	(0.21)	(0.24)
2018 [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU		5,910,000
First remaining period of term of derivative contract		Jan. 31, 2018
Last remaining period of term of derivative contract		Oct. 31, 2018
Weighted average spread | $ / MMBTU		(0.27)
Jan 2018 to Dec 2018 [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	6,980,000
First remaining period of term of derivative contract	Jan. 01, 2018
Last remaining period of term of derivative contract	Dec. 31, 2018
Weighted average spread | $ / MMBTU	(0.30)
Nov 2018 to Dec 2018 [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	152,500
First remaining period of term of derivative contract	Nov. 01, 2018
Last remaining period of term of derivative contract	Dec. 31, 2018
Weighted average spread | $ / MMBTU	(0.46)
2019 [Member]
Derivative [Line Items]
Volume in MMbtu | MMBTU	225,000
First remaining period of term of derivative contract	Jan. 01, 2019
Last remaining period of term of derivative contract	Mar. 31, 2019
Weighted average spread | $ / MMBTU	(0.46)